Income Tax - Schedule of Tax Loss Carryforwards (Details)	Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
2027	$ 1,855,867
2028	4,694,906
2029	2,788,564
2030	2,886,996
2031	3,517,673
2033	1,345,594
2034	339,184
2035	7,551,436
Total	$ 24,980,220